Employee Benefit Plans (Net Periodic Benefit Cost of the Defined Benefit Plans) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Employee Benefit Plans
Service cost	$ 113	¥ 9,328	¥ 8,719	¥ 9,706
Interest cost	54	4,480	4,307	5,058
Expected return on plan assets	(38)	(3,182)	(3,023)	(3,543)
Amortization of net actuarial losses	37	3,088	4,735	3,260
Amortization of prior service cost	(14)	(1,148)	(1,148)	(202)
Net periodic benefit cost	$ 152	¥ 12,566	¥ 13,590	¥ 14,279